TRADE AND OTHER PAYABLES (Tables)	12 Months Ended
Dec. 31, 2023
Trade and other payables [abstract]
Disclosure of detailed information about trade and other payable [Table Text Block]
	2023	2022
	US$’000	US$’000

Trade payables	8,520	10,035
Accrued expenses	15,017	19,250
Earn-out consideration (Note 37)	8,061	-
Other	250	454
	31,848	29,739
Non-current trade and other payables	(1,153)	(140)
Current trade and other payables	30,695	29,599